Notes to the Balance Sheet - Summary of Financial Information Investment in Associates (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Total Current Assets	€ 814,021,511	€ 1,089,040,787
Cash and Cash Equivalents	158,499,651	402,350,904	€ 123,248,256	€ 109,794,680
Non-Current Assets	1,212,289,702	1,307,891,476
Total Current Liabilities	264,309,607	278,346,545
thereof Financial Liabilities (excluding Accounts Payable)	1,824,607,000	2,053,071,000
Non-Current Liabilities	1,712,952,367	1,961,176,169
Stockholders’ Equity	49,049,239	157,409,549	244,875,943	€ 621,322,017
Revenues	238,278,313	278,267,003	179,611,844
Interest Income	18,300,000	(3,000,000)	(1,700,000)
Interest Expenses	(4,661,000)	(2,752,000)	(2,415,000)
Income Tax Benefit / (Expenses)	(1,188,537)	168,578,523	(76,590,860)
Consolidated Net Profit / (Loss)	(189,734,199)	(151,058,190)	(514,460,016)
Other Comprehensive Income	(26,891,150)	62,569,010	50,546,172
Total Comprehensive Income	€ (216,625,349)	€ (88,489,180)	€ (463,913,844)
HI-Bio
Disclosure of associates [line items]
Level of participation of entity compared with other participating entities	12.10%	15.00%
Total Current Assets	€ 16,976,000	€ 12,052,000
Cash and Cash Equivalents	15,432,000	11,220,000
thereof Other Assets	1,544,000	833,000
Non-Current Assets	39,849,000	31,421,000
Total Current Liabilities	12,095,000	10,943,000
thereof Financial Liabilities (excluding Accounts Payable)	712,000	10,334,000
thereof Other Financial Liabilities	11,383,000	609,000
Non-Current Liabilities	5,839,000	11,358,000
Stockholders’ Equity	38,890,000	21,173,000
Group Share in Equity (2023: 12.1%; 2022: 15.0%)	4,694,000	3,176,000
Revenues	0	0
Interest Income	1,188,000	(5,000)
Depreciation and Amortization	(185,000)	(58,000)
Interest Expenses	0	(10,000)
Income Tax Benefit / (Expenses)	0	0
Consolidated Net Profit / (Loss)	(54,312,000)	(28,700,000)
Other Comprehensive Income	0	0
Total Comprehensive Income	(54,312,000)	(28,700,000)
Dividends Received	€ 0	€ 0